Consolidated Statements of Changes in Shareholders’ Equity $ in Thousands, $ in Thousands	Common stock MXN ($)	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2014	$ 1,491,023	$ 29,786	$ 1,520,809	$ 241,543	$ 4,312,686	$ (9,625)	$ 4,544,604	$ 6,065,413	$ 51,190		$ 6,116,603
Balances (in shares) at Dec. 31, 2014 | shares										395,379,850	395,379,850
Decrease in common stock (Ps. 3.00 per share)	(1,200,000)		(1,200,000)					(1,200,000)			$ (1,200,000)
Repurchase of shares, net	11,375		11,375	(240,502)			(240,502)	(229,127)			$ (229,127)
Repurchase of shares, net (in shares) | shares										(3,223,473)	(3,223,473)
Increase in a non-controlling interest									27,314		$ 27,314
Consolidated comprehensive income					1,233,772	(900)	1,232,872	1,232,872	2,865		1,235,737
Balances at Dec. 31, 2015	302,398	29,786	332,184	1,041	5,546,458	(10,525)	5,536,974	5,869,158	81,369		$ 5,950,527
Balances (in shares) at Dec. 31, 2015 | shares										392,156,377	392,156,377
Increase in a non-controlling interest									44,750		$ 44,750
Consolidated comprehensive income					1,870,187	2,473	1,872,660	1,872,660	6,314		1,878,974
Issuance of shares, net	1,246		1,246	183,124			183,124	184,370			$ 184,370
Issuance of shares, net (in shares) | shares										1,614,596	1,614,596
Dividend paid					(1,371,641)		(1,371,641)	(1,371,641)			$ (1,371,641)
Increase in reserve for repurchase of shares				1,198,959	(1,198,959)
Balances at Dec. 31, 2016	303,644	29,786	333,430	1,383,124	4,846,045	(8,052)	6,221,117	6,554,547	132,433		$ 6,686,980
Balances (in shares) at Dec. 31, 2016 | shares										393,770,973	393,770,973
Repurchase of shares, net	(250)		(250)	(33,984)			(33,984)	(34,234)			$ (34,234)
Repurchase of shares, net (in shares) | shares										(324,507)	(324,507)
Increase in a non-controlling interest									17,149		$ 17,149
Consolidated comprehensive income					2,127,576	(2,939)	2,124,637	2,124,637	9,866	$ 108,156	2,134,503
Dividend paid					(1,575,083)		(1,575,083)	(1,575,083)			(1,575,083)
Increase in reserve for repurchase of shares				116,876	(116,876)						116,875
Balances at Dec. 31, 2017	$ 303,394	$ 29,786	$ 333,180	$ 1,466,016	$ 5,281,662	$ (10,991)	$ 6,736,687	$ 7,069,867	$ 159,448	$ 366,312	$ 7,229,315
Balances (in shares) at Dec. 31, 2017 | shares										393,446,466	393,446,466